Shareholders' equity - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Assets	$ 2,114.6	$ 2,250.4
Liquidity of purchase under normal course issuer bid	$ 65.0
Repurchase of common shares for cancellation	4,484,820
Average price of shares repurchased	$ 9.3
Repurchase of shares for cancellation	$ 41.7	$ 47.4
Common shares [member]
Disclosure of classes of share capital [line items]
Number of authorized common shares	An unlimited number of Common Shares.
Number of shares issued	73,684,802	77,588,538	82,442,210
Repurchase of common shares for cancellation	4,484,820	5,083,635
Repurchase of shares for cancellation	$ 41.7	$ 47.4
Preferred shares [member]
Disclosure of classes of share capital [line items]
Number of authorized preferred shares	90,000,000
Number of authorized common shares	shares issuable in one or more series.
Number of shares issued	0
Number of shares outstanding	0